Schedule of future amortization expenses for intangible assets (Details) $ in Thousands	Dec. 31, 2025 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Financial year ending 2026	$ 459
Financial year ending 2027 to 2028	$ 378